Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Common stocks: 96.77%
Communication services: 6.49%
Entertainment: 2.70%
Liberty Media Corporation †	32,900	$ 1,924,650
Warner Music Group Corporation Class A	65,300	1,515,613
		3,440,263
Interactive media & services: 3.79%
Bumble Incorporated Class A †	62,800	1,349,572
IAC/InterActiveCorp †	20,472	1,133,739
ZoomInfo Technologies Incorporated †	56,300	2,345,458
		4,828,769
Consumer discretionary: 13.02%
Diversified consumer services: 0.90%
Mister Car Wash Incorporated †«	134,030	1,149,977
Hotels, restaurants & leisure: 6.70%
Chipotle Mexican Grill Incorporated †	1,600	2,404,416
Domino's Pizza Incorporated	3,894	1,207,919
Hyatt Hotels Corporation Class A †	11,900	963,424
MGM Resorts International	35,600	1,058,032
Wingstop Incorporated	23,200	2,909,744
		8,543,535
Internet & direct marketing retail: 3.24%
Global-E Online Limited †	63,089	1,688,262
MercadoLibre Incorporated †	2,943	2,436,157
		4,124,419
Leisure products: 1.36%
Callaway Golf Company †	89,910	1,731,667
Textiles, apparel & luxury goods: 0.82%
On Holding AG Class A †«	65,200	1,046,460
Financials: 3.10%
Banks: 0.83%
Silvergate Capital Corporation Class A †	14,000	1,054,900
Capital markets: 1.50%
MarketAxess Holdings Incorporated	8,600	1,913,414
Insurance: 0.77%
Goosehead Insurance Incorporated Class A †	27,746	988,867
Health care: 23.81%
Biotechnology: 3.22%
Ascendis Pharma AS ADR †«	10,448	1,078,860
CRISPR Therapeutics AG †	10,927	714,079
Mirati Therapeutics Incorporated †	10,100	705,384
See accompanying notes to portfolio of investments

Allspring VT Discovery Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Sarepta Therapeutics Incorporated †	11,400	$ 1,260,156
Zentalis Pharmaceuticals Incorporated †	15,900	344,394
		4,102,873
Health care equipment & supplies: 12.09%
Abiomed Incorporated †	6,600	1,621,356
DexCom Incorporated †	23,200	1,868,528
ICU Medical Incorporated †	7,500	1,129,500
Inari Medical Incorporated †	31,100	2,259,104
Inspire Medical Systems Incorporated †	11,900	2,110,703
Insulet Corporation †	8,099	1,857,911
iRhythm Technologies Incorporated †	12,400	1,553,472
Shockwave Medical Incorporated †	10,852	3,017,616
		15,418,190
Health care providers & services: 4.21%
Amedisys Incorporated †	12,754	1,234,460
HealthEquity Incorporated †	24,500	1,645,665
Option Care Health Incorporated †	79,200	2,492,424
		5,372,549
Life sciences tools & services: 4.29%
Azenta Incorporated	20,500	878,630
Bio-Rad Laboratories Incorporated Class A †	4,600	1,918,844
Bio-Techne Corporation	9,400	2,669,600
		5,467,074
Industrials: 18.57%
Aerospace & defense: 2.52%
Axon Enterprise Incorporated †	27,800	3,217,850
Building products: 3.18%
Advanced Drainage Systems Incorporated	24,000	2,984,880
Trex Company Incorporated †	24,400	1,072,136
		4,057,016
Commercial services & supplies: 6.91%
Casella Waste Systems Incorporated Class A †	42,919	3,278,582
Ritchie Bros. Auctioneers Incorporated	14,500	905,960
Rollins Incorporated	66,800	2,316,624
Tetra Tech Incorporated	18,000	2,313,540
		8,814,706
Electrical equipment: 1.02%
Generac Holdings Incorporated †	7,300	1,300,422
Professional services: 0.58%
Clarivate plc †	78,011	732,523
Road & rail: 2.71%
J.B. Hunt Transport Services Incorporated	9,700	1,517,274
Saia Incorporated †	10,200	1,938,000
		3,455,274
See accompanying notes to portfolio of investments

2  |  Allspring VT Discovery Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Trading companies & distributors: 1.65%
SiteOne Landscape Supply Incorporated †	20,161	$ 2,099,567
Information technology: 28.01%
Electronic equipment, instruments & components: 5.69%
Novanta Incorporated †	20,400	2,359,260
Teledyne Technologies Incorporated †	11,700	3,948,399
Zebra Technologies Corporation Class A †	3,600	943,236
		7,250,895
IT services: 8.03%
Globant SA †	15,100	2,824,908
Marqeta Incorporated Class A †	150,500	1,071,560
MongoDB Incorporated †	9,400	1,866,464
StoneCo Limited Class A †	97,419	928,403
WNS Holdings Limited ADR †	43,300	3,543,672
		10,235,007
Semiconductors & semiconductor equipment: 4.95%
Enphase Energy Incorporated †	8,500	2,358,495
Impinj Incorporated †	27,200	2,176,816
Wolfspeed Incorporated †	17,200	1,777,792
		6,313,103
Software: 9.34%
Bill.com Holdings Incorporated †	17,766	2,351,685
Black Knight Incorporated †	19,000	1,229,870
CCC Intelligent Solutions †«	156,200	1,421,420
Crowdstrike Holdings Incorporated Class A †	13,900	2,290,859
Five9 Incorporated †	31,400	2,354,372
HubSpot Incorporated †	4,600	1,242,552
Olo Incorporated Class A †	128,800	1,017,520
		11,908,278
Real estate: 3.77%
Equity REITs: 3.77%
Equity Lifestyle Properties Incorporated	37,245	2,340,476
Rexford Industrial Realty Incorporated	47,400	2,464,800
		4,805,276
Total Common stocks (Cost $143,627,654)		123,372,874

		Yield
Short-term investments: 6.15%
Investment companies: 6.15%
Allspring Government Money Market Fund Select Class ♠∞		2.75%	4,984,798	4,984,798
Securities Lending Cash Investments LLC ♠∩∞		3.08	2,853,875	2,853,875
Total Short-term investments (Cost $7,838,673)				7,838,673
Total investments in securities (Cost $151,466,327)	102.92%			131,211,547
Other assets and liabilities, net	(2.92)			(3,728,459)
Total net assets	100.00%			$127,483,088

See accompanying notes to portfolio of investments

Allspring VT Discovery Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,530,623	$30,056,598	$(27,602,423)	$0	$0	$4,984,798	4,984,798	$34,713
Securities Lending Cash Investments LLC	11,352,850	39,046,685	(47,545,660)	0	0	2,853,875	2,853,875	19,453#
				$0	$0	$7,838,673		$54,166

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring VT Discovery Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring VT Discovery Fund  |  5

Notes to portfolio of investments—September 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,269,032	$0	$0	$8,269,032
Consumer discretionary	16,596,058	0	0	16,596,058
Financials	3,957,181	0	0	3,957,181
Health care	30,360,686	0	0	30,360,686
Industrials	23,677,358	0	0	23,677,358
Information technology	35,707,283	0	0	35,707,283
Real estate	4,805,276	0	0	4,805,276
Short-term investments
Investment companies	7,838,673	0	0	7,838,673
Total assets	$131,211,547	$0	$0	$131,211,547
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring VT Discovery Fund